Statement of financial position - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Assets
Property, plant and equipment	R 225,472	R 221,308
Right of use assets	11,685	12,629
Goodwill and other intangible assets	3,191	3,051
Equity accounted investments	14,804	12,684
Other long-term investments	2,164	2,024
Post-retirement benefit assets	784	633
Long-term receivables and prepaid expenses	3,040	3,210
Long-term financial assets	453	555
Deferred tax assets	37,716	31,198
Non-current assets	299,309	287,292
Inventories	42,205	41,110
Tax receivable	411	732
Trade and other receivables	35,905	46,671
Short-term financial assets	1,772	313
Cash and cash equivalents	53,926	43,140
Current assets	134,219	131,966
Assets in disposal groups held for sale	310	290
Total assets	433,838	419,548
Equity and liabilities
Shareholders' equity	196,904	188,623
Non-controlling interests	4,620	4,574
Total equity	201,524	193,197
Long-term debt	94,304	82,500
Lease liabilities	14,382	14,266
Long-term provisions	15,531	16,550
Post-retirement benefit obligations	11,343	10,063
Long-term deferred income	465	372
Long-term financial liabilities	2,235	276
Deferred tax liabilities	5,294	10,549
Non-current liabilities	143,554	134,576
Short-term debt	31,758	24,184
Short-term provisions	4,319	3,144
Tax payable	1,876	3,142
Trade and other payables	48,518	53,555
Short-term deferred income	966	724
Short-term financial liabilities	1,162	6,851
Bank overdraft	159	173
Current liabilities	88,758	91,773
Liabilities in disposal groups held for sale	2	2
Total equity and liabilities	R 433,838	R 419,548